UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21577

Alpha Hedge Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway #101     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway #101     Dallas, Texas 75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  June 30, 2006





























Item 1.  Report to Shareholders.



ALPHA HEDGE FUND, INC.




SEMI-ANNUAL REPORT
JUNE 30, 2006





Alpha Hedge Fund, Inc.
8150 N. Central Expressway #101
Dallas, Texas 75206
1-800-704-6072



Dear shareholders of Alpha Hedge Fund, Inc.,

The Fund ended the first six months of 2005 with a Net Asset Value of $20.12, down from a Net Asset Value per share of $20.21 at the beginning of the year.

As of June 30, 2006, Laura S. Adams and her family continue to own 100% of the shares of the Fund.


Sincerely,


Laura S. Adams
President





















ALPHA HEDGE FUND, INC.
EXPENSES
JUNE 30, 2006

As a shareholder of the Fund you incur ongoing costs including management fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period of December 31, 2005 to June 30, 2006.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                          Expenses Paid
                   Beginning              Ending          During Period*
               Account Value       Account Value      December 31, 2005
           December 31, 2005       June 30, 2006      to  June 30, 2006
           -----------------       -------------      -----------------

Actual              $  1,000          $   995.55               $  10.53

Hypothetical**      $  1,000          $ 1,014.87               $   9.99

*Expenses are equal to the Fund's annualized expense ratio of 1.00% plus a 20% performance bonus on any gains, multiplied by the average account value over the period, multiplied by 181 days/365 days to reflect the one-half year period.
** Hypothetical return assumes 5% return and 2% expenses.




ALPHA HEDGE FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2006


ASSETS
   Investment securities, at
          fair value(cost $990,093)          $    995,983
   Cash                                             5,584
   Receivables:
     Dividends                                      2,362
     Accrued Interest                                   8
                                              -----------
              Total assets                      1,003,937
                                              -----------

LIABILITIES
   Advisory fees payable                              842
                                              -----------
              Total liabilities                       842
                                              -----------

NET ASSETS -
 (Equivalent to $20.12 per
  share based on 49,850 shares of
   common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $  1,003,095

============

NET ASSETS CONSIST OF:
  Common stock					   $         50
  Paid-in capital                               1,000,558
  Net unrealized appreciation
    of investments                                  5,891
  Undistributed net investment income              (1.367)
  Undistributed net realized gain on investments   (2,037)
-----------

Net assets                                   $  1,003,095
                                             ============













See accompanying notes to these financial statements.

ALPHA HEDGE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2006

                   Contracts/
DESCRIPTION                                Shares           VALUE
-----------                              ---------      ------------

INDEX OPTIONS LONG - 13.44%

   OEX (S&P 100 Index)   Calls exp. 12/07 (a)   7        $   134,820
                                                            --------
                                                             134,820
                                                            --------

Total Index Options (Cost $  128,120)                        134,820

COMMON STOCKS - 85.83%

Consumer Discretionary - 33.64%					--------
   American Eagle Outfitters                 3800            129,352
   Gap, Inc.                                 4500             78,300
   Liz Claiborne                             2200             81,532
   Radio Shack                               3450             48,300
                                                            --------
                                                             337,484

Consumer Staples - 34.55%					--------
   Deluxe Corp                               2500             43,700
   Gannett                                   1300             72,709
   H&R Block                                 3100             73,966
   U.S. Tobacco                              2100             94,899
   Valassis Communications                   2600             61,334
                                                            --------
                                                             346,608
Healthcare/Pharmaceutical - 8.89%
   Pfizer                                    3800       $     89,186
                                                            --------
                                                              89,186
								--------
Technology/Telecommunications - 8.76%
   Cisco Systems                             4500             87,885
                                                            --------
                                                              87,885
                                                            --------

Total common stocks (cost $861,973)                          861,163
								--------



- Continued -

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
JUNE 30, 2006



SHORT-TERM INVESTMENTS - 0.56%
   Schwab Value Advantage Money Fund
Bears interest at 4.5%		                           5,584
                                                            --------

   Total short-term investments (cost $5,584)                  5,584
                                                            --------

Total investment securities - 99.85% (cost $995,677)       1,001,567

Other assets less liabilities - 0.15%                          1,528
                                                            --------

Net assets - 100.00%                                   $   1,003,095
                                                        ============

Notes:
(a) presently non-income producing.
































See accompanying notes to these financial statements.

ALPHA HEDGE FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
FOR THE SIX MONTHS ENDED JUNE 30, 2006




INVESTMENT INCOME:
   Dividends                                             $      9,040
   Interest                                                       463
                                                         ------------
          Total investment income                               9,503

EXPENSES -
   Advisory fees                                               10,869
                                                               ------

          Net investment income                                (1,366)


GAINS ON INVESTMENTS -

   Net realized gain on investments                            (2,037)
   Net change in unrealized depreciation of securities           (973)
                                                         ------------
   Net realized and unrealized loss on investments  		   (3,010)


   Net decrease in net assets resulting from operations  $     (4,376)
                                                         ============


























See accompanying notes to these financial statements.

ALPHA HEDGE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)



                                     Six Months Ended       Year Ended
                                        June 30, 2006    Dec. 31, 2005
                                        -------------    -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                 $    (1,366)     $     (3,757)
   Net change in unrealized depreciation
of securities 				    (3,010)           16,816
                                          -----------     ------------
      Net decrease in net assets
  resulting from operations             (4,376)           13,058

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                           0              (112)
                                          -----------      ------------
         Total Distributions                       0              (112)

CAPITAL SHARE TRANSACTIONS                         0               112
                                          -----------     ------------

TOTAL INCREASE IN NET ASSETS                  (4,376)           13,058

NET ASSETS, beginning of period            1,007,466           994,408
                                          -----------     ------------

NET ASSETS, end of period                $ 1,003,095      $  1,007,466
                                          ===========     ============
























See accompanying notes to these financial statements.

ALPHA HEDGE FUND, INC.
FINANCIAL HIGHLIGHTS


PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
ENDED:
                            (unaudited)
                             6/30/2006    2005      2004 (a)
                             ----------   -------   -------
Net asset value,
  beginning of period        $ 20.21      $ 19.95   $ 20.08
                             --------     -------   -------
Loss from investment
operations:
  Net investment income        (0.28)       (0.08)     0.01
  Net realized and unrealized
    loss on investments        (0.62)        0.34     (0.13)
                             ---------    -------   -------
Total loss from investment
    Operations                 (0.90)        0.26     (0.12)

Less distributions from net
  investment income	        0.00         0.00     (0.01)
                             ---------    -------   -------

Net asset value,
  end of period              $ 20.12      $ 20.21    $ 19.95
                             =========    =======    =======

Total Return                  (0.45%)       1.31%     (0.62%)(d)



Net assets, end of period   $ 1,003,095  $ 1,007,466  $ 994,408

Ratio of expenses to             2.14%       1.13%      0.90%
    average monthly net
    assets (b)(c)

Ratio of net investment income  (0.13%)     (0.39%)     1.63%
to average monthly net assets (b)

Portfolio turnover rate         15.38%      195.00%     0.00%


(a) Calculation of per share data and ratios represents the period from December 21, 2004 (date investment operations commenced) through December 31,2004.
(b) Per share data has been annualized.
(c) The Fund's actual expenses are calculated daily at 1.00% of net asset value (NAV), plus 20% of the total gain in net asset value, if any.
(d) Total return is not annualized.


See accompanying notes to these financial statements.

ALPHA HEDGE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Alpha Hedge Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 13, 2004 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve capital growth. The Fund had no operations until June 17, 2004, when it sold 7,500 shares of its common stock to its original shareholder, Mrs. Laura S. Adams. Investment operations commenced on December 21, 2004. The effective date of the Fund's SEC registration was November 10, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Options are valued at the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.


ALPHA HEDGE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

2. SIGNIFICANT ACCOUNTING POLICIES

Federal Income Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investment, to its shareholders. Therefore, no federal income tax provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At June 30, 2006, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

3. CAPITAL SHARE TRANSACTIONS
Capital Share transactions in the Fund's $0.001 par value common stock were as follows:

                          Period from
    December 31, 2005
     to June 30, 2006
                       -------------------
                       Shares       Amount
Shares sold            $    0       $    0
Shares issued in
  reinvestment of
  dividends		        0            0
                           ------     --------
Net increase 		        0            0

Beginning of period    49,855   $1,000,604
                       ------     --------
End of period          49,855   $1,000,604
				   ======    =========

4. INVESTMENT TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $78,166 and $120,106, respectively, for the period ended June 30, 2006. The aggregate cost of investment securities for federal income tax purposes was $990,093 as of June 30, 2006.



ALPHA HEDGE FUND, INC.
NOTES TO FINANCIAL STATEMENTS


5. DISTRIBUTION TO SHAREHOLDERS
There have been no distributions in 2006 as of June 30, 2006.

6. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position significantly different than if they were autonomous.

The Fund has entered into an agreement with Adams Asset Advisors, LLC (the "Advisor") to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. In addition, the Fund will pay a performance incentive fee of 20% of the total gain in net assets value, if any, accrued daily and paid monthly. The actual incentive fee will depend upon future returns. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses. As of June 30, 2005, Laura S. Adams and her family owned 100% of the common stock of the Fund.

The Advisor acts as the transfer agent for the Fund.



Proxy Voting Information

Alpha Hedge Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.



Board of Directors Information

INDEPENDENT DIRECTORS

Name and Age        Position  Term Principal Occupation   Other Public
                                   Past five years        Directorships
------------------- --------  ---- ---------------------  -------------

Vicky L. Hubbard    Director  1 Yr Private Investor       Stock Dividend
Age 47                             since 2000, Tech Co.   Fund, Index
                                   Manager prior          Plus Fund,
                                                          Small Cap
                                                          Value Fund


Yolawnde F. Malone  Director  1 Yr Tax Mngr-Tolleson      Stock Dividend
Age 41                             Wealth Mgmt, Self Emp  Fund, Index
                                   Tax Consultant prior   Plus Fund,
                                                          Small Cap
                                                          Value Fund

Melissa D. Gordon,  Director  1 Yr Pathologist, North     Stock Dividend
M.D.                               Dallas Pathology       Fund, Index
Age 42                                                    Plus Fund,
                                                          Small Cap
                                                          Value Fund

INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President, Adams       Stock Dividend
Age 45              President      Asset Advisors and     Fund, Index
                    Secretary      Index Plus Fund 2001,  Plus Fund,
                    Treasurer      Private Investor       Small Cap
                                   prior                  Value Fund



























Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3.  Audit Committee Financial Expert.  The entire Board of
Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an "interested" Director and Mrs. Malone is an "independent" Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5. Audit Committee of listed Registrants. (Not applicable for semi-annual reports)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a) The Fund's president has concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b) There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12.  Exhibits.

a) (1)Code of Ethics-Not applicable for semi-annual reports.
(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached

b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached









Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alpha Hedge Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  8/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Alpha Hedge Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  8/17/06